Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$345,050,341	$345,019,584

Liabilities:
Warrant Liability – Public Warrants	1	$5,133,600	$8,047,125
Warrant Liability – Private Placement Warrants	2	$3,729,920	$5,846,800

Description	Level	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$345,019,584

Liabilities:
Warrant Liability – Public Warrants	1	$8,047,125
Warrant Liability – Private Placement Warrants	2	$5,846,800

Schedule of changes in the fair value of level 3 warrant liability
	Private Placement	Public Warrant	Total Level 3 Warrant Liabilities
Initial measurement on February 17, 2021	11,217,334	15,438,750	26,656,084
Change in valuation inputs or other assumptions	(4,261,334)	(5,865,000)	(10,126,334)
Fair value as of March 31, 2021	$6,956,000	$9,573,750	$16,529,750

	Private Placement	Public Warrant	Total Level 3 Warrant Liabilities
Initial measurement on February 17, 2021	11,217,334	15,438,750	26,656,084
Change in valuation inputs or other assumptions	(3,948,000)	(5,520,000)	(9,468,000)
Transfer to Level 1 on April 8, 2021	—	(9,918,750)	$(9,918,750)
Transfer to Level 2 on June 30, 2021	$(7,269,334)	$—	$(7,269,334)
Fair value as of December 31, 2021	$—	$—	$—